Property and equipment, net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5. Property and equipment, net

Property and equipment, net consisted of the following:

	December 31,
	2015	2016
Buildings	$19,297,436	$18,098,589
Computers and office equipment	7,781,700	4,711,617
Leasehold improvements	—	—
Vehicles	461,609	445,391
Information Technology equipment	299,557	294,549
Machinery	330,447	210,551
	$28,170,749	$23,760,697
Less: accumulated depreciation and amortization	(11,555,449)	(9,875,618)

	$16,615,300	$13,885,079

Depreciation and amortization expenses for property and equipment were $3,066,565, $2,599,961 and $1,455,654 for the years ended December 31, 2014, 2015 and 2016, respectively.

In 2015, the Group sold three apartments in Beijing for $3,195,454 to different third party individuals, which was previously recognized in Buildings with cost about $426,220 and carrying amount about $192,504. And the Group recognized a gain of $1,739,443 in other operating income, net. In early 2016, the Group also sold some of its properties located in Beijing and Shanghai with cost about $ 6,076,530 and carrying amount $ 3,808,471, which were reclassified to held-for-sale assets as of December 31, 2015. And the Group recognized a gain of $5,778,669 in other operating income, net.

In 2014 and 2015, the Group early terminated leases on some certain of its offices, and wrote-off the related leasehold improvement with the carrying amount of $529,187 and $325,341, respectively and recognized a loss on disposal of $529,187 and $325,341, respectively, in the consolidated statements of operation.